UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Vanguard Massachusetts Tax- Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: August 31, 2011

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of August 31, 2011

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
Massachusetts (97.1%)
Beverly MA GO	5.250%	11/1/12 (14)	1,925	2,037
Beverly MA GO	5.250%	11/1/13 (14)	1,855	2,051
Boston MA Convention Center Revenue	5.000%	5/1/12 (Prere.)	4,975	5,134
Boston MA GO	5.000%	2/1/12 (Prere.)	3,765	3,841
Boston MA GO	5.000%	3/1/16	7,295	8,621
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,128
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,662
Boston MA Special Obligation Revenue (Boston
City Hospital)	5.000%	8/1/17 (14)	2,000	2,056
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	295	311
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/25	3,725	4,224
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,105
Braintree MA GO	5.000%	5/15/27	4,000	4,413
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.200%	2/20/21	830	865
Framingham MA Housing Authority Mortgage
Revenue (Beaver Terrace Apartments
Project)	6.350%	2/20/32	2,000	2,216
Holyoke MA Gas & Electric Department
Revenue	5.000%	12/1/21 (14)	2,395	2,434
Littleton MA GO	5.000%	1/15/22 (14)	1,280	1,351
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/14 (Prere.)	5,000	5,637
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	14,500	15,609
Massachusetts Bay Transportation Authority
General Transportation Revenue	6.200%	3/1/16	5,325	6,003
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,000	3,120
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/14	5,000	5,675
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	93
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	2,375	2,925
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	12,287
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,256
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,549
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	5,325	6,472
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/24	1,325	1,571

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/24	2,500	3,094
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,470
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	440
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,000	3,665
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	15,000	17,834
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	3,850	4,577
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	2.000%	9/7/11	2,899	2,898
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	2,867
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,635
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,500	1,618
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,000	2,314
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	2,120	2,196
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.130%	9/7/11	2,800	2,800
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.150%	9/7/11	400	400
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.150%	9/7/11	500	500
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/18	2,000	2,197
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/20	3,105	3,334
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/22	1,985	2,097
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/23	1,710	1,789
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	600
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	680	739
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,078
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,662
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/35 (2)	2,000	2,025
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,657
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	5,000	5,127
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	610

Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	558
Massachusetts Development Finance Agency
Revenue (College of Pharmacy & Allied
Health Services)	5.750%	7/1/13 (Prere.)	1,000	1,108
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.140%	9/1/11 LOC	5,835	5,835
Massachusetts Development Finance Agency
Revenue (Combined Jewish Philanthropies of
Greater Boston Inc. Project)	5.250%	2/1/22	2,650	2,724
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,368
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	4/1/13 (Prere.)	1,500	1,612
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	4,500	4,519
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	5,000	5,542
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,136
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	1,000	1,126
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	2,000	2,182
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,551
Massachusetts Development Finance Agency
Revenue (Neville Communities)	6.000%	6/20/44	1,500	1,607
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,155
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/33 (10)	3,000	2,857
Massachusetts Development Finance Agency
Revenue (Smith College)	5.000%	7/1/35	1,000	1,030
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	2,759
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	2,649
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	2,500	2,756
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,113
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,750	2,734
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.500%	7/1/31	2,250	2,265
Massachusetts Development Finance Agency
Revenue (Western New England College)	5.875%	12/1/12 (Prere.)	540	576
Massachusetts Development Finance Agency
Revenue (Western New England College)	6.125%	12/1/12 (Prere.)	1,000	1,081
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,095
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,429
Massachusetts GO	5.000%	11/1/14	3,275	3,733

Massachusetts GO	5.000%	12/1/14 (Prere.)	3,150	3,595
Massachusetts GO	5.000%	3/1/15 (Prere.)	5,250	6,068
Massachusetts GO	5.000%	3/1/15 (Prere.)	10,000	11,558
Massachusetts GO	5.000%	9/1/15 (Prere.)	2,000	2,351
Massachusetts GO	5.000%	9/1/15 (Prere.)	10,000	11,755
Massachusetts GO	5.500%	10/1/15	17,990	21,440
Massachusetts GO	5.500%	11/1/17	5,000	6,188
Massachusetts GO	5.250%	8/1/18 (4)	5,060	6,207
Massachusetts GO	5.500%	10/1/18	4,955	6,177
Massachusetts GO	5.500%	8/1/19	5,000	6,263
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,512
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,256
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,978
Massachusetts GO	5.000%	8/1/20	4,185	4,907
Massachusetts GO	5.000%	8/1/22	4,500	5,150
Massachusetts GO	5.250%	8/1/22	5,000	6,147
Massachusetts GO	5.500%	12/1/23 (2)	4,000	5,016
Massachusetts GO	5.000%	8/1/28	4,535	4,941
Massachusetts GO	5.500%	8/1/30 (2)	6,500	8,031
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)	5.750%	7/1/33	5,000	5,017
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.150%	9/7/11 LOC	4,600	4,600
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	3,755	3,913
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/19 (14)	50	50
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	3,000	2,661
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/13	5,200	5,488
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/28	2,000	2,003
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/33	3,000	2,978
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.125%	7/1/38	3,500	3,383
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.750%	7/1/12 (Prere.)	2,000	2,124
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,186
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.130%	9/1/11 LOC	2,650	2,650
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,030
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/12 (Prere.)	1,730	1,804
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,995
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/21	2,000	2,497
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	5,000	5,605

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.125%	7/15/37	7,620	7,706
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	10,000	10,640
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood Memorial
Hospital) VRDO	0.100%	9/1/11 LOC	1,530	1,530
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,761
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,206
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/37	8,000	7,966
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (ETM)	85	87
Massachusetts Health & Educational Facilities
Authority Revenue (Milton Hospital)	5.500%	7/1/16	1,235	1,209
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/16	4,090	4,943
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/21	6,765	8,570
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	5,000	6,168
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/32	5,000	6,240
Massachusetts Health & Educational Facilities
Authority Revenue (MIT) VRDO	0.150%	9/7/11	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.180%	9/1/11	1,850	1,850
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	3,000	3,104
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	2,580	2,669
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	1,255	1,299
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,765
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,092
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	5,000	5,296
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/47	2,500	2,486

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.100%	9/1/11	27	27
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.150%	9/7/11	3,500	3,500
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,175	1,285
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	5.000%	10/1/13 (Prere.)	1,090	1,192
Massachusetts Health & Educational Facilities
Authority Revenue (Simmons College)	8.000%	10/1/39	2,500	2,809
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	5,672
Massachusetts Health & Educational Facilities
Authority Revenue (Sterling & Francine Clark)	5.000%	7/1/36	5,500	5,628
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.140%	9/1/11 LOC	10,340	10,340
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,260
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.130%	9/1/11	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	485	486
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21	5,000	5,007
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	1,000	1,001
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts)	5.125%	10/1/27 (14)	1,850	1,872
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.125%	10/1/11 (Prere.)	435	437
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.250%	10/1/12 (Prere.)	4,000	4,215
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts/Worcester)	5.125%	10/1/23 (14)	565	566
2 Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College)	5.000%	7/1/23	2,400	2,553
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	3,000	3,161
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	1,500	1,338
Massachusetts Housing Finance Agency Single
Family Housing Revenue	5.125%	12/1/28	4,000	4,159
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/12 (14)	2,975	3,049
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/13 (14)	3,255	3,327

Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/16 (14)	4,500	4,593
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,737
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	9,600	11,207
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/14 (4)	5,000	5,662
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18 (4)	10,000	11,367
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	15,000	16,457
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	16,125	17,566
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26 (4)	8,000	8,677
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	8,500	9,250
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	5,000	5,213
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/32 (2)	8,860	9,095
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	6,000	6,267
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,000	4,481
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	15,000	17,041
Massachusetts Special Obligation Revenue	5.000%	12/15/13 (4)	1,895	2,090
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,158
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	2,643
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	7,000	3,022
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/15 (Prere.)	4,460	5,272
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/16	6,110	7,269
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/16	5,000	5,975
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	5,000	6,132
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	628
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/18	5,000	6,112
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,000	1,239
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	1,955	2,422
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/20	1,180	1,449
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/22	3,500	4,416
Massachusetts Water Pollution Abatement Trust
Revenue	5.375%	8/1/27	2,565	2,573
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,851

Massachusetts Water Pollution Abatement Trust
Revenue	5.500%	8/1/29	1,000	1,003
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	5,550	6,730
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,530
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/19 (4)	7,000	8,641
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20	5,510	6,639
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,884
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,190
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	8,000	8,379
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	14,521
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	1,310	1,534
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36 (2)	5,000	5,189
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	11,370	11,801
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,074
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/36 (4)	2,520	2,943
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,000	2,114
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	7,990	8,275
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,047
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	5,500	5,727
Newton MA School District GO	4.500%	6/15/34	3,000	3,095
Pittsfield MA GO	5.000%	4/15/12 (Prere.)	1,000	1,039
University of Massachusetts Building Authority
Revenue	6.875%	5/1/14 (ETM)	1,000	1,096
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19	2,000	2,418
University of Massachusetts Building Authority
Revenue	5.000%	11/1/21 (2)	5,680	6,144
University of Massachusetts Building Authority
Revenue	5.000%	11/1/22 (2)	2,695	2,894
University of Massachusetts Building Authority
Revenue	5.000%	11/1/23 (2)	1,760	1,876
University of Massachusetts Building Authority
Revenue	5.000%	11/1/24 (2)	1,980	2,096
University of Massachusetts Building Authority
Revenue	5.000%	11/1/25 (2)	1,990	2,095
Worcester MA GO	5.500%	8/15/14 (14)	280	281
Worcester MA GO	5.500%	8/15/15 (14)	240	241

Worcester MA GO	5.250%	8/15/21 (14)	315	315
				899,530
Puerto Rico (1.6%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/17 (14)	5,000	5,652
Puerto Rico GO	5.500%	7/1/19 (2)	2,250	2,489
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/12 (Prere.)	1,100	1,144
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/36	400	374
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	2,015	2,059
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	665	680
Puerto Rico Public Finance Corp. Revenue	5.125%	6/1/24 (ETM)	2,155	2,524
				14,922
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,000	1,036

Total Tax-Exempt Municipal Bonds (Cost $873,185)				915,488
Total Investments (98.8%) (Cost $873,185)				915,488
Other Assets and Liabilities-Net (1.2%)				11,250
Net Assets (100%)				926,738

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, the value of this security represented 0.3% of net assets.
2 Securities with a value of $213,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).

Massachusetts Tax-Exempt Fund

(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	915,488	—
Futures Contracts—Assets[1]	11	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	(1)	915,488	—
1 Represents variation margin on the last day of the reporting period.

Massachusetts Tax-Exempt Fund

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	December 2011	(51)	(11,246)	1
5-Year U.S. Treasury Note	December 2011	87	10,662	4
10-Year U.S. Treasury Note	December 2011	(29)	(3,742)	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2011, the cost of investment securities for tax purposes was $874,030,000. Net unrealized appreciation of investment securities for tax purposes was $41,458,000, consisting of unrealized gains of $43,835,000 on securities that had risen in value since their purchase and $2,377,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 20, 2011

VANGUARD MASSACHUSETTS TAX- EXEMPT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 20, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.